Label	Element	Value
Virtus Vontobel Emerging Markets Opportunities Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Opportunities Trust

Supplement dated December 18, 2020 to the Summary Prospectuses and Statutory Prospectus,

each dated January 28, 2020, as supplemented

Important Notice to Investors

Effective February 1, 2021, certain changes relating to sales charges and compensation to dealers will be made. These changes include lowered Sales Charges for Class A Shares of certain funds and dealers will no longer need to have an aggregate value of $50,000 or more per fund CUSIP to qualify for payment of 12b-1 fees. In addition, a maximum purchase amount will be applied to purchases of Class C Shares. Please see below for details about these changes.

Summary Prospectus Changes

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Vontobel Emerging Markets Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Beginning on February 1, 2021, for the Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund, in the “Shareholder Fees” table of the “Fees and Expenses” section of the summary prospectus, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will be 5.50%. Prior to February 1, 2021, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will remain 5.75%

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In addition, for the same funds listed above, the “Performance Information” section of the summary prospectuses reflects the higher sales charge before it will be lowered. Therefore, if you purchase Class A Shares with the new sales charges effective February 1, 2021, the Performance Information section of the summary prospectuses may be different than what is stated in the current prospectuses.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.